Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting Financial Assets
Gross amount	CAD 283.5	CAD 400.7
Amount offset	(0.8)	(11.3)
Net amount	282.7	389.4
Offsetting Financial Liabilities
Gross amount	(124.7)	(79.0)
Amount offset	0.8	11.3
Net amount	123.9	67.7
Gross amount assets (liabilities)	158.8	321.7
Net amount assets (liabilities)	CAD 158.8	CAD 321.7